Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
Class A, Class T, Class B and Class C
March 31, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Stephen Barwikowski no longer serves as a co-manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

John Sheehy (co-manager) has managed the fund since June 2016.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

John Sheehy is co-manager of the fund, which he has managed since June 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Sheehy has worked as an equity research analyst and portfolio manager.

ALCV-17-02 1.847519.118	March 1, 2017

Supplement to the
Fidelity® Mid Cap Value Fund
Class A, Class T, Class B and Class C
March 31, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Effective December 12, 2016, the redemption fee has been removed.

AMCV-17-01 1.847513.116	March 1, 2017

Supplement to the
Fidelity® Mid Cap Value Fund and Fidelity® Stock Selector Large Cap Value Fund
Class A, Class T, Class B, Class C and Class I
March 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Stephen Barwikowski no longer serves as co-manager of Fidelity® Stock Selector Large Cap Value Fund.

The following information replaces similar information for Fidelity® Mid Cap Value Fund found in the “Trustees and Officers” section under the heading “Independent Trustees”.

Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J.Dirks	Alan J.Lacy	Ned C.Lautenbach	JosephMauriello
Fidelity® Stock Selector Large Cap Value Fund	none	none	none	none
Fidelity® Mid Cap Value Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Robert W.Selander	Cornelia M.Small	William S.Stavropoulos	David M.Thomas
Fidelity® Stock Selector Large Cap Value Fund	none	none	none	none
Fidelity® Mid Cap Value Fund	none	none	none	$10,001 - $50,000
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following information supplements information for Fidelity® Stock Selector Large Cap Value Fund found in the “Management Contracts” section.

John Sheehy is a research analyst and a co-manager of Fidelity® Stock Selector Large Cap Value Fund and receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of June 30, 2016, the portfolio manager’s compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of the portfolio manager’s bonus relates to his performance as a research analyst and is based on the Director of Research’s assessment of the research analyst’s performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other equity funds and accounts as a research analyst, and the research analyst’s contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) and within a defined peer group, if applicable, assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst’s recommendations measured against a benchmark index corresponding to the research analyst’s assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the research analyst’s designated team. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research’s assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. The portion of the portfolio manager’s bonus that is linked to the investment performance of Fidelity® Stock Selector Large Cap Value Fund is based on the pre-tax investment performance of the fund measured against the Russell 1000® Value Index, and the pre-tax investment performance of the fund (based on the performance of the fund’s retail class) within the Morningstar® Large Value Category. Another component of the portfolio manager’s bonus is based on the pre-tax investment performance of the portion of the fund’s assets he manages measured against the benchmark index identified below Russell 1000® Value Information Technology Index and Russell 1000® Value Telecom Services Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay and bonus opportunity tend to increase with a portfolio manager’s level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics. Furthermore, the potential exists that the portfolio manager’s responsibilities as a portfolio manager of the fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity® portfolio managers.

The following table provides information relating to other accounts managed by Mr. Sheehy as of June 30, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$1,874	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,290	none	none

* Includes assets of Fidelity® Stock Selector Large Cap Value Fund managed by Mr. Sheehy ($101 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2016, the dollar range of shares of Fidelity® Stock Selector Large Cap Value Fund beneficially owned by Mr. Sheehy was none.

ACOM1B-17-02 1.848945.122	March 1, 2017